CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE:
Sales - devices and disposables	$ 2,000	$ 0	$ 2,000	$ 0	$ 102,000	$ 36,000
Cost of goods sold	0	6,000	0	6,000	41,000	(70,000)
Gross profit (loss)	2,000	(6,000)	2,000	(6,000)	143,000	(34,000)
OPERATING EXPENSES:
Research and development	20,000	55,000	36,000	80,000	143,000	122,000
Sales and marketing	30,000	37,000	66,000	71,000	139,000	87,000
General and administrative	513,000	271,000	1,340,000	453,000	913,000	694,000
Total operating expenses	563,000	363,000	1,442,000	604,000	1,195,000	903,000
Operating loss	(561,000)	(369,000)	(1,440,000)	(610,000)	(1,052,000)	(937,000)
OTHER INCOME (EXPENSES):
Other income	27,000	50,000	27,000	51,000	271,000	48,000
Interest expense	(315,000)	(308,000)	(456,000)	(594,000)	(1,056,000)	(1,412,000)
Change in fair value of derivative liability	0	0	(88,000)	0	(25,000)	0
(Loss) gain from extinguishment of debt	(185,000)	(343,000)	(185,000)	(316,000)	(296,000)	0
Change in fair value of warrants	0	(5,779,000)	448,000	(2,551,000)	1,879,000	380,000
Total other income (expenses)	(473,000)	(6,380,000)	(254,000)	(3,410,000)	773,000	(984,000)
LOSS BEFORE INCOME TAXES	(1,034,000)	(6,749,000)	(1,694,000)	(4,020,000)	(279,000)	(1,921,000)
PROVISION FOR INCOME TAXES	0	0	0	0	0	0
NET LOSS	(1,034,000)	(6,749,000)	(1,694,000)	(4,020,000)	(279,000)	(1,921,000)
PREFERRED STOCK DIVIDENDS	125,000	(17,000)	(177,000)	(29,000)	(122,000)	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,159,000)	$ (6,766,000)	$ (1,871,000)	$ (4,049,000)	$ (401,000)	$ (1,921,000)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
BASIC	$ (0.09)	$ (0.57)	$ (0.14)	$ (0.48)	$ (0.04)	$ (0.58)
DILUTED	$ (0.09)	$ (0.57)	$ (0.14)	$ (0.48)	$ (0.04)	$ (0.58)
WEIGHTED AVERAGE SHARES OUTSTANDING
WEIGHTED AVERAGE SHARES OUTSTANDING BASIC	13,280	11,913	13,226	8,463	10,767	3,302
WEIGHTED AVERAGE SHARES OUTSTANDING DILUTED	13,280	11,913	13,226	8,463	10,767	3,302